Income tax expense (Details) - GBP (£) £ in Millions			12 Months Ended
		Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas
Adjustment in respect of previous periods			£ 2	£ (3)	£ (3)
Total current tax			78	54	67
Deferred tax (credit)/expense			(3)	21	(17)
Deferred tax adjustment in respect of previous periods			(11)	(13)	(6)
Total deferred tax			(14)	8	(23)
Total income tax expense	[1]		64	62	44
UK
Disclosure of geographical areas
Taxation			£ 17	£ 9	£ 9
UK corporation tax rate		25.00%	19.00%	19.00%	19.00%
Overseas countries
Disclosure of geographical areas
Taxation			£ 59	£ 48	£ 61
Total income tax expense			£ 58	£ 50	£ 40

[1]	Taxation includes £58m (2021: £50m; 2020: £40m) in respect of overseas taxation.